SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2025
SHORT-TERM LOANS
SHORT-TERM LOANS

7.SHORT-TERM LOANS

Short-term loans as of December 31, 2024 represents bank borrowings of RMB1,369,939 obtained from domestic commercial banks. The weighted average interest rate for the outstanding borrowings as of December 31, 2024 was 2.21%. Loan amount of RMB510,208 is pledged with bank deposit of RMB475,208.

Short-term loans as of December 31, 2025 represents bank borrowings of RMB1,202,891 obtained from domestic commercial banks. The weighted average interest rate for the outstanding borrowings as of December 31, 2025 was 2.12%. Loan amount of RMB374,000 is pledged with bank deposit of RMB339,000.

The unused lines of credit for general loans per contractual arrangements are RMB500,410 as of December 31, 2025 which are revolving and effective within one year from their respective grant dates.